Related Party Transactions - Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total net revenues	$ 13,269	$ 17,286	$ 16,128
Cost of sales	8,049	8,999	8,493
Trade accounts receivable, net	1,749	1,731
Trade accounts payable	1,323	1,856
Related Party
Related Party Transaction [Line Items]
Trade accounts receivable, net	0	0	5
Trade accounts payable	4	6	2
Related Party | Sales and services
Related Party Transaction [Line Items]
Total net revenues	0	5	13
Related Party | Purchases and other contributions
Related Party Transaction [Line Items]
Cost of sales	$ 29	$ 27	$ 25